Research and development costs	12 Months Ended
Dec. 31, 2024
Research and development costs [Abstract]
Research and development costs
5.	Research and development costs

	2024	2023	2022
	A$’000	A$’000	A$’000
Therapeutics
TLX591 (Phase 3)	44,879	23,975	15,518
TLX250, TLX101 (Phase 2)	12,404	10,441	8,241
TLX66, TLX300 (Phase 1)	10,900	4,534	1,605
Pre-clinical research and innovation	14,399	8,616	7,038
Total Therapeutics R&D	82,582	47,566	32,402
Precision Medicine
Illuccix, TLX591-CDx (Commercial)	14,725	10,565	10,611
Pixclara, Zircaix, Gozellix (Pre-commercial)	88,754	59,605	31,667
Pre-clinical research and innovation	7,869	10,157	6,007
Total Precision Medicine R&D	111,348	80,327	48,285
Total product development R&D	193,930	127,893	80,687
Manufacturing Solutions
Other research and development projects	707	644	-
Total Manufacturing Solutions R&D	707	644	-
Total research and development costs	194,637	128,537	80,687

Other research and development projects includes research and innovation costs and other early-stage development projects.